FORM N-1A
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549



REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /


Pre-Effective Amendment No. / /
Post-Effective Amendment No. 36 /X/


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /


Amendment No. 37 /X/


                        (Check appropriate box or boxes.)

          AmeriPrime Advisors Trust - File Nos. 333-85083 and 811-09541
               (Exact Name of Registrant as Specified in Charter)

             1793 Kingswood Drive, Suite 200, Southlake, Texas 76092
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (817) 251-6700

Kenneth Trumpfheller, AmeriPrime Advisors Trust, 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 (Name and Address of Agent for Service)

                                  With copy to:
                     Donald S. Mendelsohn, Thompson Hine LLP
                          312 Walnut Street, 14th floor
                             Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering:


It is proposed that this filing will become effective:
/ _/ immediately upon filing pursuant to paragraph (b)
/X/ on December 1, 2002 pursuant to paragraph (b)
/__/ 60 days after filing pursuant to paragraph (a)(1)
/ _/ on (date) pursuant to paragraph (a)(1)
/_ / 75 days after filing pursuant to paragraph (a)(2)
/_ / on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:
/_/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                              Polynous Growth Fund




Prospectus dated December 1, 2002

Investment objective:  long-term capital appreciation

One Pine Street, Suite 2208
San Francisco, CA 94111

(415) 956-3384











The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                            PAGE

RISK RETURN SUMMARY............................................................

FEES AND EXPENSES OF INVESTING IN THE FUND.....................................

HOW TO BUY SHARES..............................................................

EXCHANGE PRIVILEGE.............................................................

HOW TO REDEEM SHARES...........................................................

DETERMINATION OF NET ASSET VALUE...............................................

DIVIDENDS, DISTRIBUTIONS AND TAXES.............................................

MANAGEMENT OF THE FUND........................................................

FINANCIAL HIGHLIGHTS..........................................................

PRIVACY POLICY................................................................

FOR MORE INFORMATION..................................................BACK COVER

RISK RETURN SUMMARY

Investment Objective

The investment objective of the Polynous Growth Fund is long-term capital appreciation.

Principal Strategies

The Fund invests in the equity securities of U.S. companies with total market capitalization at the time of purchase of between $50 million and $5 billion and which are typically described as small-capitalization and mid-capitalization companies. Within this market capitalization range, the Fund focuses on companies that are typically considered "growth" companies and that the Fund's advisor expects to have annual revenue growth rates between 15 percent and 30 percent.

The advisor's "Dynamic Value" investment strategy seeks to combine the opportunity for dynamic growth and potential capital appreciation available from growth stock investing with the strict valuation disciplines of "value investing." Value investing refers to a strategy that invests in stocks that are undervalued and priced at a discount relative to some static valuation parameter such as book value. With the Fund's advisor focusing on growth stocks, however, the advisor's "valuation discipline" focuses on investing in stocks that are undervalued and priced at a discount relative to a more dynamic valuation parameter such as a company's projected growth rate. The advisor believes this strategy offers the Fund a more structured and disciplined process for investing in higher growth equities.

The investment strategy is divided into two distinct processes: (1) research and
(2) portfolio management. Both have the same structure, control and discipline that may often be associated with a well-managed business. Each process is further divided into the following distinct tasks for greater structure:

The Research Process                    The Portfolio Management Process
--------------------                    --------------------------------
o Economic/Sector/Industry Analysis     o Valuation
o Initial Screening                     o Portfolio Characteristics
o Opportunity Assessment                o Buy Discipline
o Financial Assessment                  o Portfolio Monitoring
o Functional Assessment                 o Sell Discipline/Portfolio Optimization
o Comprehensive Risk Assessment
o Continuing Review

The research process determines if individual companies meet the advisor's quality and growth requirements before being considered for purchase by the Fund. The portfolio management process determines and controls the actual buy and sell decisions for the Fund. Within the overall portfolio management process are policies that control how securities are valued and how the overall Fund portfolio will typically be structured as well as providing a disciplined process by which buy and sell decisions are made.

Buy and sell decisions are determined by the advisor's projected capital appreciation for individual companies. The buy discipline requires minimum projected capital appreciation of 20 percent annually before a security can be purchased. The sell discipline requires that a security is sold when its projected annual capital appreciation reaches zero percent. The advisor's sell discipline is the main factor determining portfolio turnover. If individual stocks reach sell targets in a shorter period of time, then portfolio turnover will increase. This investment strategy may result in a high turnover of portfolio positions. High portfolio turnover, if other tax management strategies are not employed, may also result in the Fund producing a high level of short-term gains for tax purposes.

The overall "Dynamic Value" strategy is intended to result in both high levels of knowledge about a company before it is considered for the Fund's portfolio and high capital appreciation prospects for the companies which satisfy the buy discipline. The overall strategy also considers risk management to be of equal importance as stock selection. Risk management is of primary importance due to the higher risks of investing in small-capitalization and mid-capitalization equity securities. The Fund's advisor believes that company operating risk is managed by a having greater knowledge about the Fund's portfolio companies and that stock valuation risk is managed by having less expensive companies in the Fund's portfolio than might be typical for a growth stock portfolio.

Principal Risks

o Equity  Security  Risk.  Equity  securities  do not have  guaranteed  rates of return.
o Stock Market Risk. Movements in the market will affect the Fund's share prices on a daily basis. The overall market and the specific securities held by the Fund may decline in value. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Fund's share price to fall. The value of an individual company can be more volatile than the market as a whole.
o Small or New Companies. Small or newly public companies may be subject to greater price fluctuations and significant losses due to unseasoned management, increased competition, or entrance into new markets. Shares of a small company may pose greater risks than shares of a large company because of narrow product lines, limited financial resources, and less depth of management. The earnings and prospects of small companies are more volatile than large companies, and small companies may experience higher failure rates than do large companies.
o Less Liquid Trading Markets. Small-capitalization and mid-capitalization companies have less liquid trading markets than do large-capitalization companies. A less liquid trading market can magnify the volatility of a company's stock price.
o Stock Selection Risk. The stocks in the Fund's portfolio may decline in value or not increase in value when the stock market in general is increasing in value.
o Portfolio Turnover Risk. The Fund may at times have a portfolio turnover rate that is higher than other stock funds. A higher portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund's performance.
o Management. The advisor's skill in choosing appropriate investments will play a large part in determining whether the Fund is able to achieve its investment objective. If the advisor's projections about the prospects for individual companies are incorrect, such errors in judgment by the advisor may result in significant losses in individual securities, which can then also result in possible losses for the overall Fund.
o Sector Risk. If the Fund's portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. The Fund may have a greater concentration in technology and consumer services (retail) companies, and weakness in either sector could result in significant losses to the Fund. Technology companies can be significantly affected by falling prices and profits and intense competition, and their products may be subject to rapid obsolescence. Retail companies can be significantly affected by consumer confidence and spending, intense competition, and changing consumer tastes.
o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
o The Fund may not be appropriate for use as a complete investment program. o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

Is the Fund Right for You?
The Fund may be appropriate for investors who seek capital appreciation and are able to accept short-term fluctuations in return for the potential of greater long-term growth. Investors who are seeking current income or who have a conservative or short-term investment approach should not invest in this Fund.

General

     The investment objective of the Fund may be changed without shareholder approval.

      From time to time, the Fund may take temporary defensive positions, which are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, including money market funds or repurchase agreements. If the Fund invests in a money market fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in money market instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Past Performance

The bar chart and performance table show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. On March 30, 2001, the Fund acquired the assets and liabilities of another mutual fund (the Polynous Growth Fund, a series of the Polynous Trust) in a tax-free reorganization. The Fund is a continuation of the predecessor fund and, therefore, the bar chart shows changes in the Fund's returns since the inception of the predecessor fund. Sales loads and account fees are not reflected in the bar chart; if they were, returns would be less than shown. The table shows how the Fund's and the predecessor fund's average annual total returns compare over time to those of a broad-based securities market index. Of course, the Fund's past performance(before and after taxes) is not necessarily an indication of its future performance.

                                (Chart Omitted)
                           Year-by-Year Total Return*

                          For each full calendar year
                         since the Fund was established


  1997 - 18.51%, 1998 - (12.29%), 1999 - (18.33%), 2000 - 0.11%, 2001 - 24.50%

*The Fund's year- to- date return as of Septermber 30, 2002 was -53.40%.

During the period shown, the highest return for a quarter was 51.08% (Q4, 2001);
 and the lowest return was -28.64% (Q3, 2001).

                  Average annual total returns as of December 31, 2001

                                                        5 Year          1 Year          Since
                                                                                      Inception1
      ============================================== ============== =============== ===============
      Polynous Growth Fund2

       Return Before Taxes                               1.07%          24.50%          2.11%

      Return After Taxes on
      Distributions3                                     [ ]%            [ ]%            [ ]%

      Return After Taxes on Distributions and Sale
      of Fund Shares3                                    [ ]%            [ ]%            [ ]%

      Russell 2000 Index                                 7.52%          2.49%           9.16%

1  August 12, 1996
2 The Fund's performance reflects payment of sales loads.
3 After -tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                   FEES AND EXPENSES OF INVESTING IN THE FUND

The tables describe the fees and estimated expenses that you may pay if you buy and hold shares of the Fund.


Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases 1            4.50%
Maximum Deferred Sales Charge (Load)2                         1.00%
Redemption Fee3                                               NONE

Annual Fund Operating Expenses
 (expenses that are deducted from Fund assets)
Management Fee                                                1.00%
Distribution and/or Service (12b-1) Fees                      0.25%
Other Expenses                                                1.92%
Total Annual Fund Operating Expenses                          3.17%
Fee Waiver and Expense Reimbursement 4                        1.27%
Net Annual Fund Operations Expenses                           1.90%

1 Reduced for purchases of $50,000 and over.
2 Applies only to puchases of $500,000 or more if sales load was waived and shares are redeemed within 12 months of purchase. 3 A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.
4 The advisor has contractually agreed to waive all or a portion of its management fees and/or reimburse expenses in order to keep the Fund's total annual operating expenses at 1.90% through March 31, 2004. Any waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years, following July 31, 2001 if the Fund is able to make the repayment without exceeding its current expense limitations.


Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except for reimbursement through March 31, 2004). Although your actual costs may be higher or lower, based on these assumptions your costs would be:


 1 Year             3 Years              5 Years               10 Years
 ------             -------              -------              --------

  $641              $2,304               $3,839               $7,679




                                HOW TO BUY SHARES

     The minimum initial investment in the Fund is $2,500 ($1,000 for IRAs and other qualified retirement accounts, $500 for UGMA or UTMA) and minimum subsequent investments are $100. These minimums may be waived by the advisor for accounts participating in an automatic investment program. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you purchase or redeem shares through a broker/dealer or another intermediary, you may be charged a fee by that intermediary.

Initial Purchase

By Mail- To be in proper form, your initial purchase request must include: o a completed and signed investment application form (which accompanies this Prospectus); and o a check (subject to the minimum amounts) made payable to the Fund.



Mail the application and check to:
U.S. Mail:        Polynous Growth Fund               Overnight: Polynous Growth Fund
                  P.O. Box 6110                                 c/o Unified Fund Services, Inc.
                  Indianapolis, Indiana  46206-6110             431 North Pennsylvania Street
                                                                Indianapolis, Indiana  46204

     By Wire- You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc. the Fund's transfer agent at (800) 528-8069 to obtain instruction on how to set up your account and to obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:

         US Bank, N.A.
         ABA #0420-0001-3
         Attn: Polynous Growth Fund
         D.D.A.#199457250
         For Further Credit:
         Account Name _________________(write in shareholder name) For the Account # ______________(write in account number)

     You must provide a signed application to Unified Fund Services Inc., the Fund's transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

     You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail purchase request must contain:

         -your name                -the name of your account(s)
         -your account number(s)   -a check made payable to Polynous Growth Fund

Checks should be sent to the Polynous Growth Fund at the address listed above. A bank wire should be sent as outlined above.















Sales Loads

     Shares of the Fund are purchased at the public offering price. The public offering price for the Fund's shares is the next determined net asset value ("NAV") plus a sales load as shown in the following table.

============================================= ================================================ ================================
                                                       Sales Load as of % of:
            Amount of Investment                Public                           Net           Dealer Reallowance as % of
                                                Offering                        Amount         Public Offering Price
                                                 Price                         Invested
============================================= ================================================ ================================
Less than $50,000                               4.50%                            4.71%                      4.00%
$50,000 but less than $100,000                  4.00%                            4.17%                      3.50%
$100,000 but less than $250,000                 3.00%                            3.09%                      2.75%
$250,000 but less than $500,000                 2.00%                            2.04%                      1.75%
$500,000 or more*                               0.00%                            0.00%                      0.00%
============================================= ================================================ ================================

* There is no initial sales charge on purchases of Class A Shares of $500,000 or more; however, the dealer receives a 1% fee from the Fund's underwriter and a contingent deferred sales charge ("CDSC") of 1.00% is imposed on redemptions of such shares within 12 months of purchase, based on the lower of the shares' cost or current net asset value. In addition, shares purchased by certain investors investing $500,000 or more that have made arrangements with Polynous Securities, LLC, the Fund's principal underwriter, are not subject to any charge. In determining whether a CDSC is payable, the Fund will first redeem shares not subject to any charge. Redemption of shares of the Polynous Money Market Portfolio are generally not subject to a CDSC; however, a CDSC may be applicable to redemption of shares of the Polynous Money Market Portfolio if the redeemed shares were exchanged from the Fund. No CDSC charge is imposed on the redemption of shares acquired through reinvestment of income dividends or capital gains distributions. The Fund's underwriter receives the entire amount of the CDSC to defray its expense in providing certain distribution-related services to the Fund, including payment of a sales commission to selling dealers or qualifying financial institutions, as described above.

     Purchases Without a Sales Charge. The persons described below may purchase and redeem shares of the Fund without paying a sales charge. In order to purchase shares without paying a sales charge, you must notify the Fund's transfer agent as to which conditions apply.

o any financial advisor regulated by federal or state governmental authority when the advisor is purchasing shares for its own account or for an account for which the advisor is authorized to make investment decisions (i.e., a discretionary account).
o trustees, officers and employees of the Fund, the advisor, and the Fund's underwriter (including members of their immediate families and their retirement plans).
o trustees, officers and employees of the Fund's service providers.
o customers, clients or accounts of the advisor or other investment advisors or financial planners who charge a fee for their services. o retirement accounts or plans, or deferred compensation plan s and trusts funding such plans for which a depository institution, trust company or other fiduciary holds shares purchased through the omnibus accounts for the Fund.
o qualified employee benefits plans created under Sections 401, or 457 of the Internal Revenue Code (but not IRAs or SEPs).
o any non-profit institution investing $1 million or more.
o investors purchasing shares of the Fund with redemption proceeds from other mutual funds, on which the investor had paid a front-end sales charge or was subject to a deferred sales charge, whether or not paid, if such redemption has occurred no more than 30 days prior to such purchase.
o registered representatives, employees or principals of securities dealers (including members of their immediate families) having a sales agreement with the Fund's underwriter.

     In addition, shares of the Fund may be purchased at net asset value through processing organizations (broker-dealers, banks or other financial institutions) that have a sales agreement or have made special arrangements with the Fund's distributor. When shares are purchased this way, the processing organization, rather than its customer, may be the shareholder of record of the shares. The minimum initial and subsequent investments in the Fund for shareholders who invest through a processing organization generally will be set by the processing organization. Processing organizations may also impose other charges and restrictions in addition to or different from those applicable to investors who remain the shareholder of record of their shares. Thus, an investor contemplating investing with the Fund through a processing organization should read materials provided by the processing organization in conjunction with this Prospectus.

     Right of Accumulation. You may buy shares of the Fund at a reduced sales charge by aggregating the dollar amount of the new purchase and the total net asset value of all shares of the Fund you then hold and applying the sales charge applicable to the aggregate. In order to obtain such discount, you must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

     Letter of Intent. A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes all purchases of shares of the Fund over the 13 month period based on the total amount of intended purchases plus the value of all shares previously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact the Fund's transfer agent to obtain a Letter of Intent application.

Distribution Plan

     The Fund has adopted a plan under Rule 12b-1 that allows it to pay distribution and service fees for the sale and distribution of its shares. Under the plan, the Fund will pay an annual fee of 0.25% of the average daily net assets of the Fund to the Fund's underwriter to make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment counselors, and broker-dealers who assist in the distribution of the Fund or provide services to the Fund, pursuant to service agreements with the Fund. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Automatic Investment Plan


     You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $50 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your sharholder account will be charged a fee to defray bank charges.


Tax Sheltered Retirement Plans

     Since the Fund is oriented to longer-term investments, the Fund may be an appropriate investment for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Fund's transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Fund's transfer agent about the IRA custodial fees.

Other Purchase Information


     The Fund may limit the amount of purchases and refuse to sell to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund. Checks must be made payable to the Fund; the Fund does not accept third party checks.


     The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent.

                               EXCHANGE PRIVILEGE


     By telephoning the Fund at (800) 528-8069 or writing the Fund at P.O. Box 6110, Indianapolis, Indiana 46206-6110, you may exchange, without charge, any or all of your shares in the Fund for the shares of the Polynous Money Market Account in the LGA-Huntington MMKT Class A Fund, a separately managed money market fund. You may also exchange shares of the Polynous Money Market Account for shares of the Fund. Exchanges may be made only if the money market fund is registered in your state of residence. The exchange privilege with the money market fund does not constitute an offering or recommendation of the money market fund.


     It is your responsibility to obtain and read a prospectus of the money market fund before you make an exchange with the money market fund. By giving exchange instructions for the money market fund, you will be deemed to have acknowledged receipt of the prospectus for the money market fund. The Fund reserves the right to reject any exchange request or otherwise modify or terminate the exchange privilege at any time upon at least 30 days' prior notice. There currently is no limit on exchanges out of the money market fund. In times of extreme economic or market conditions, exchanging Fund or the money market fund shares by telephone may be difficult.

     Redemptions of shares in connection with exchanges into or out of the Fund are made at the net asset value per share next determined after the exchange request is received. To receive a specific day's price, your letter or call must be received before that day's close of the New York Stock Exchange. Each exchange represents the sale of shares from one fund and the purchase of shares in another, which may produce a gain or loss for Federal income tax purposes. Neither the Fund, the money market fund, nor the transfer agent assume responsibility for the authenticity of exchange instructions communicated by telephone or in writing which are believed to be genuine.

                              HOW TO REDEEM SHARES


     You may receive redemption payments in the form of a check or federal wire transfer. A wire transfer fee of $15 is charged to defray custodial charges for redemptionspaid by wire transfer. The fee is subject to change. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. If you redeem your shares through a broker/dealer or other institution, you may be charged a fee by that institution.


     By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

             Ameriprime Advisors Trust
             c/o Unified Fund Services, Inc.
             P.O. Box 6110
             Indianapolis, Indiana  46206-6110

     "Proper order" means your request for a redemption must include:
     o    the Fund name and account number,
     o    account name(s) and address,
     o    the dollar amount or number of shares you wish to redeem.


     Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares are processed at the Net Asset Value next calculated after we receive your order in proper form. To be in proper form, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at (800) 528-8069 if you have questions. At the discretion of the Fund or Unified Fund Services, Inc., you may be required to furnish additional legal documents to insure proper authorization.

     By Telephone - You may redeem any part of your account in the Fund by calling the transfer agent at (800 528-8069). You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.


     The Fund may terminate the telephone redemption procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.


     Additional Information - If you are not certain of the requirements for a redemption please call the Fund's transfer agent at (800 528-8069). Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. You may be assessed a fee if the Fund incures bank charges because you request that the Fund re-issue a redemption check. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.


     Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $500 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30 day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

                        DETERMINATION OF NET ASSET VALUE

     The price you pay for your shares is based on the applicable Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

     The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the Fund's advisor at their fair value, according to procedures approved by the Fund's board of trustees. The Fund may own securities that are traded primarily on foreign exchanges that trade on weekends or other days that the Fund does not price its shares. As a result, the NAV of the Fund may change on days when you will not be able to purchase or redeem your shares of the fund.

     Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.






                       DIVIDENDS, DISTRIBUTIONS AND TAXES

         Dividends and Distributions

     The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund. The Fund expects that its distributions will consist primarily of capital gains.

         Taxes

     In general, selling or exchanging shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

     Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

     The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax adviser about your investment.

                             MANAGEMENT OF THE FUND


     Polynous  Capital  Management,  Inc.,  One Pine  Street,  Suite  2208,  San
Francisco, California 94111, main phone: (415) 956-3384, toll free: (800) 924-3863, serves as investment advisor to the Fund. Polynous Capital Management, Inc. was founded in May 1996. In addition to the Fund, Polynous manages separate accounts for institutional investors and private individuals. As of November 30, 2002, the advisor had approximately $[ ]of assets under management, including investment company assets.


     Kevin L. Wenck has been primarily responsible for the day to day management of the Fund since its inception. Mr. Wenck's experience before founding Polynous Capital Management, Inc. in May 1996 includes five years managing mid-cap and small-cap growth stock portfolios with G.T. Capital Management. Part of Mr. Wenck's responsibilities at G.T. Capital Management (renamed LGT Asset Management in 1996 and subsequently acquired by AIM Management in 1998) included portfolio manager for the G.T. Global: America Growth Fund, which he managed from July 1, 1991 through April 30, 1996. Mr. Wenck also spent three years managing small-cap growth stock portfolios with Matuschka & Co.

     Mr. Wenck earned an M.B.A. degree in 1985 from Amos Tuck School of Business Administration at Dartmouth College and was awarded his C.F.A. designation in 1986. Mr. Wenck also received a B.A degree in Philosophy and Classical Literature from Marlboro College in 1981.


     The Fund pays the advisor a monthly fee for providing investment advisory services, which is calculated daily by applying the following annual rates:
1.00% on net assets of $100 million and below; 0.75% on the next $150 million; 0.60% on the next $250 million; 0.50% on the next $500 million; and 0.40% on all net asset amounts above $1 billion. For the fiscal year ended July 31, 2002, the Fund, paid the advisor a fee equal to 1.00% of its average daily net assets. After taking into account fee waivers, the advisor received 0.00% in investment advisory fees.


     The advisor may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

                              FINANCIAL HIGHLIGHTS

The information in the following table for periods prior to March 30, 2001 is that of the Fund's predecessor (the Polynous Growth Fund, a series of the Polynous Trust). Certain information reflects financial results for a single Fund share. The total returns represent the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by McCurdy & Associates CPA's, Inc., whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available from the Fund upon request and without charge.



                                            For the          For the         For the          For the         For the
                                           year ended       year ended      year ended       year ended      year ended
                                         July 31, 2002    July 31, 2001   July 31, 2000    July 31, 1999   July 31, 1998
                                         ---------------  --------------- ---------------  --------------- ---------------
Selected Per Share Data
Net asset value, beginning of period
                                          $       10.13    $        9.20   $      10.79     $      12.85    $       14.35
                                         ---------------  --------------- ---------------  --------------- ---------------
Income from investment operations
   Net investment income (loss)                  (0.15)            (0.01)         (0.12)           (0.18)           (0.21)
   Net realized and unrealized gain
(loss)                                           (4.02)             0.94          (1.47)           (1.01)            0.07
                                         ---------------  --------------- ---------------  --------------- ---------------
Total from investment operations                 (4.17)             0.93          (1.59)           (1.19)          (0.14)
                                         ---------------  --------------- ---------------  --------------- ---------------
Less distributions
   From net investment income                      0.00             0.00            0.00             0.00          (0.88)
   From net realized gain                          0.00             0.00            0.00           (0.87)          (0.48)
                                         ---------------  --------------- ---------------  --------------- ---------------
Total distributions                                0.00             0.00            0.00           (0.87)          (1.36)
                                         ---------------  --------------- ---------------  --------------- ---------------
Net asset value, end of period           $         5.96    $       10.13   $        9.20    $       10.79   $      12.85
                                         ===============  =============== ===============  =============== ===============

Total Return  (a)                              (41.16)%           10.09%        (14.74)%          (8.34)%         (1.33)%

Ratios and Supplemental Data
Net assets, end of period (000's)                $4,148           $7,631          $7,593          $16,702         $27,124
Ratio of expenses to average net assets           1.90%            1.90%           1.90%            1.90%           1.99%(b)
Ratio of expenses to average net assets
   before waivers & reimbursement                 3.17%            4.42%           4.09%            2.41%           2.19%
Ratio of net investment income to
   average net assets                           (1.57)%          (0.12)%         (0.95)%          (1.42)%         (1.02)%
Ratio of net investment income to
   average net assets before waivers
   & reimbursement                              (2.83)%          (2.64)%         (3.14)%          (1.93)%         (1.22)%
Portfolio turnover rate                         405.11%          494.19%         261.88%          102.53%         140.15%


(a) Total return calculation does not reflect sales load.
(b) Reflects the reduction of the Operating Expense Ratio to 1.90% from 2.00% on June 22, 1998.



                                 PRIVACY POLICY

     The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

o Information about your  transactions with the Fund, its affiliates,  or others
(such  as  your  account  number  and  balance,   payment  history,  parties  to
transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION

     Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions and investment strategies that significantly affected the Fund's performance results as of the Funds' latest semi-annual or annual fiscal year end.


     Call the Fund at (800) 528-8069 to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.


     You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section of the SEC, Washington, D.C. 20549-0102.




Investment Company Act #811-09541

                              POLYNOUS GROWTH FUND

                       STATEMENT OF ADDITIONAL INFORMATION


                                December 1, 2002


     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of the Polynous Growth Fund dated December 1, 2002. This SAI incorporates by reference the annual report to shareholders for the fiscal year ended July 31, 2002. A free copy of the Prospectus or annual report can be obtained by writing the transfer agent at 431
N. Pennsylvania St., Indianapolis, IN 46204, or by calling (800) 528-8069


TABLE OF CONTENTS                                                           PAGE



DESCRIPTION OF THE TRUST AND THE FUND..........................................

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
   CONSIDERATIONS..............................................................

INVESTMENT LIMITATIONS.........................................................

THE INVESTMENT ADVISOR ........................................................

TRUSTEES AND OFFICERS..........................................................

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................

DISTRIBUTION PLAN.............................................................

DETERMINATION OF SHARE PRICE..................................................

ADDITIONAL TAX INFORMATION....................................................

INVESTMENT PERFORMANCE........................................................

CUSTODIAN.....................................................................

FUND SERVICES.................................................................

ACCOUNTANTS...................................................................

DISTRIBUTOR...................................................................

FINANCIAL STATEMENTS..........................................................

DESCRIPTION OF THE TRUST AND THE FUND

     The Polynous Growth Fund (the "Fund") was organized as a diversified series of AmeriPrime Advisors Trust (the "Trust") on February 8, 2001. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. The investment advisor to the Fund is Polynous Capital Management, Inc. (the "Advisor"). On March 30, 2001, the Fund acquired all of the assets and assumed all of the liabilities of the Polynous Growth Fund, a series of the Polynous Trust (the "Predecessor Fund") in a tax free reorganization.

     The Predecessor Fund has qualified (and the Fund intends to qualify) as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which it may be subject. If the Fund fails to qualify as a RIC for any taxable year, it will be subject to tax on its taxable income at regular corporate rates. In such an event, all distributions from the Fund generally would be eligible for the corporate dividend received deduction for corporate shareholders.

     The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.


     As of October 31, 2002, the following persons may be deemed to beneficially own or hold of record five percent (5%) or more of the Fund: Delaware Charter Guarantee and Trust, 6812 Laurelton Ave, Garden Grove, CA 92845 - 31.96%. As a result, Delaware Charter may be deemed to control the Fund and could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or the terms of the management agreement with the Advisor.

     As of October 31, 2002, the Trustees and officers as a group owned less than one percent of the Fund.


     For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Prospectus and "Determination of Share Price" in this Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

     The following supplements the information contained in the Prospectus regarding the permitted investments and risk factors and the investment objective and policies of the Fund. Unless stated that a policy is fundamental, all policies will be deemed non-fundamental (i.e., may be changed without shareholder approval).

     A. Equity Securities. Equity securities in which the Fund may invest include common stocks and preferred stocks.

     B. Private Placements. The Fund may invest up to 5% of its total assets, at the time of investment, in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), or which are otherwise not readily marketable. (Securities eligible for resale pursuant to Rule 144A under the Securities Act, and determined to be liquid pursuant to the procedures discussed in the following paragraph, are not subject to the foregoing restriction). These securities are generally referred to as private placements or restricted securities. Limitations on the resale of such securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering such securities for resale and the risk of substantial delays in effecting such registration.

     The Securities and Exchange Commission has adopted Rule 144A under the Securities Act, which permits the Fund to sell restricted securities to qualified institutional buyers without limitation. The Advisor, pursuant to procedures adopted by the Board of Trustees, will make a determination as to the liquidity of each restricted security purchased by the Fund. If a restricted security is determined to be "liquid," such security will not be included within the category "illiquid securities," which under current policy may not exceed 15% of the Fund's total net assets. The Fund's policy is to limit illiquid securities (which include, but are not limited to, private placements) to a maximum of 15% of total net assets. Repurchase agreements with maturities in excess of 7 days will be considered illiquid securities.

     C. Illiquid Securities. The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to the Advisor pursuant to guidelines reviewed by the Board of Trustees. The Advisor will monitor the liquidity of securities held by the Fund, and report periodically on such determinations to the Board of Trustees.

     D. Covered Call Options. The Fund will write call options on equity securities only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, has available liquid assets, such as cash, U.S. government securities or other liquid high-grade debt obligations, in such amount as are held in a segregated account by the Fund's custodian) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with its custodian a diversified stock portfolio or liquid assets equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is: (i) equal to or less than the exercise price of the call written; or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in liquid assets such as cash, U.S. government securities and other high-grade debt obligations in a segregated account with its custodian. The Fund will write put options only if they are "secured" by liquid assets maintained in a segregated account by the custodian in an amount not less than the exercise price of the option at all times during the option period.

     The Fund's obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series as the previously written option. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

     E. U.S. Government Securities. The Fund may invest in securities issued by the U.S. government or by an agency of the U.S. government. Such securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills, and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Bank and the Federal Home Loan Mortgage Corporation (FHLMC), are supported only by the credit of the issuing agency, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

     F. Repurchase Agreements. Although the Fund has no current intention of employing repurchase agreements in its investment program, it may in the future choose to do so and such change will be noted in the Prospectus. The financial institutions with which the Fund may enter into repurchase agreements are banks and non-bank dealers of U.S. government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by the Advisor. The Advisor will continue to monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price. The Fund will only enter into a repurchase agreement where the market value of the underlying security, including interest accrued, will at all times be equal to or exceed the value of the repurchase agreement.

     G. Convertible Securities. The Fund may invest in convertible securities. Common stock occupies the most junior position in a compan's capital structure. Convertible securities entitle the holder to exchange such securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time, and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder's claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.

     To the extent that a convertible security's investment value is greater than its conversion value, its price will be primarily a reflection of such investment value, and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as is the case with a fixed income security. If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, may sell at some premium over its conversion value. At such times, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

     H. Other Investments. Subject to prior disclosure to shareholders, in the future, the Board of Trustees may authorize the Fund to invest in securities other than those listed here and in the Prospectus, provided that such investment would be consistent with the Fund's investment objective, and that it would not violate any fundamental investment policies or restrictions applicable to the Fund.

INVESTMENT LIMITATIONS

     The investment restrictions set forth below are fundamental restrictions and may not be changed without the approval of a majority of the outstanding voting shares (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Fund. Unless otherwise indicated, all percentage limitations listed below apply only at the time of the transaction. If a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in the Fund's total assets will not be considered a violation.

     Except as set forth under "Risk/Return Summary" in the Prospectus, the Fund may not:

     1. purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limit does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies;

     2. purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

     3. issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes. The Fund will not purchase securities when borrowings exceed 5% of its total assets;

     4. make loans, except if collateral values are continuously maintained at no less than 100% by "marking to market" daily and through loans of securities or through repurchase agreements, provided that, for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interest therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

     5. engage in the business of underwriting the securities of others, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of securities;

     6. purchase or sell real property, including real estate limited partnership interests, except that investments in securities of issuers that invest in real estate or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner; or

     7. purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, other financial contracts or derivative instruments.

     The following investment limitations are not fundamental and may be changed without shareholder approval:

     1. The Fund does not currently intend to engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short ("against the box") and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     2. The Fund does not currently intend to purchase securities on margin, except for short term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     3. The Fund does not currently intend to purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.

     4. The Fund does not currently intend to invest in companies for the purpose of exercising control or management.

     5. The Fund does not currently intend to invest in oil, gas or mineral exploration or development programs or leases, except that investment in securities of issuers that invest in such programs or leases and investments in asset-backed securities supported by receivables generated by such programs or leases are not subject to this prohibition.

     6. The Fund does not currently intend to invest more than 5% of its net assets in warrants, including within that amount no more than 2% in warrants which are not listed on the New York or American Stock Exchanges, except warrants acquired as a result of its holdings of common stocks.

THE INVESTMENT ADVISOR


     The Fund's investment advisor is Polynous Capital Management, Inc., One PineStreet, Suite 2208, San Francisco, California 94111, (800) 924-3863 or (415) 956-3384. Kevin L. Wenck may be deemed to control the Advisor due to his share of ownership of the Advisor.

     Under the terms of the advisory agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees. For providing investment advisory services, the Fund pays the Advisor a monthly fee at the following annual rates: 1.00% on net assets of $100 million and below; 0.75% on the next $150 million; 0.60% on the next $250 million; 0.50% on the next $500 million; and 0.40% on all net asset amounts above $1 billion. The Advisor has contractually agreed to waive all or a portion of its management fees and/or reimburse the Fund for the expenses it incurs, but only to the extent necessary to maintain total annual operating expenses at 1.90% of the average daily net assets of the Fund through March 31, 2004. However, any organizational and operating expenses of the Fund reimbursed by the Advisor shall be repaid to the Advisor by the Fund in the first three fiscal years following the fiscal year ending July 31, 2001, if the total expenses of the Fund for each such year or years, after giving effect to the repayment, do not exceed 1.90% of the average daily net assets of the Fund (or any lower expense limitation or limitations to which the Advisor may otherwise agree).

     For the fiscal year ended July 31, 2002, the Fund paid advisory fees of $67,390. For the fiscal year ended July 31, 2001, the Fund (and the Predecessor
Fund) paid advisory fees of $76,238. The Advisor has contractually agreed to reduce some, or all, of its management fees and/or reimburse Fund expenses to keep total annual operating expenses at or below 1.90% through March 31, 2004. For the fiscal year ended July 31, 2002, the Advisor reimbursed expenses of $85,385. For the fiscal years ended July 31, 2000, the Predecessor Fund paid advisory fees of $0.

     The Board of Trustees approved the Agreement for the Fund at a meeting held on February 21, 2001. Kevin Wenck of Polynous Capital Management, Inc. reviewed with the Trustees the history of his firm and of the Predecessor Fund. He then reviewed his background on portfolio management and gave a presentation on his detailed research process, investment strategy and portfolio management process. He reviewed with the Trustees the performance history of a composite of his client accounts and discussed the Predecessor Fund's performance since its inception in 1996. The Trustees then reviewed a recent balance sheet and income statement of the Adviser with Mr. Wenck and discussed his commitment to cap fund expenses at 1.90% of average daily net assets for the period through November 30, 2001. Mr. Wenck explained that he would be close to break-even at current asset levels and that he expected no difficulties with regard to the cap. Mr. Wenck certified to the Board that the Adviser had adopted the Trust's Code of Ethics and had procedures in place reasonably designed to prevent and detect violations of the Code. The Board then met separately with legal counsel. After all participants rejoined the meeting, based on the information provided, it was the Board's consensus that the fee paid to the Advisor pursuant to the Agreement was reasonable. The Trustees determined that the overall arrangement provided under the terms of the Agreement was a reasonable business arrangement, and that the renewal of the Agreement was in the best interests of the Fund's shareholders.



     Under the Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

     The Agreement is terminable with respect to the Fund by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days written notice to the Advisor. The Advisor may also terminate its advisory relationship with respect to the Fund on 60 days written notice to the Fund. The Agreement terminates automatically in the event of its assignment.

     The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

     The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a Trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

     The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

--------------------------------------------------- ----------------------------------- ---------------- -----------------------

                                                                                           Length of      Number of Portfolios
              Name, Age and Address                   Position(s) Held with the Fund      Time Served       in Fund Complex*
                                                                 Complex*                                 Overseen by Trustee
--------------------------------------------------- ----------------------------------- ---------------- -----------------------
--------------------------------------------------- ----------------------------------- ---------------- -----------------------
Timothy Ashburn**2                                   President, Secretary and Trustee    President and
2424 Harrodsburg Road                                                                    Secretary Since
Lexington, KY  40503                                                                     October 2002,             14
Year of Birth: 1950                                                                      Trustee Since
                                                                                         November 2002
--------------------------------------------------- ----------------------------------- ---------------- -----------------------
--------------------------------------------------------------------------------------- ----------------------------------------
                      Principal Occupations During Past 5 Years                           Other Directorships Held by Trustee
--------------------------------------------------------------------------------------- ----------------------------------------
--------------------------------------------------------------------------------------- ----------------------------------------
Chairman of Unified  Financial  Services,  Inc. since 1989 and Chief Executive Officer     Unified Financial Services, Inc.
from 1989 to 1992 and 1994 to April  2002;  President  of Unified  Financial  Services                since 1989
from November 1997 to April 2000.
--------------------------------------------------------------------------------------- ----------------------------------------
--------------------------------------------------- ----------------------------------- ------------------ ---------------------
                                                                                         Term of Office         Number of
              Name, Age and Address                   Position(s) Held with the Fund      and Length of     Portfolios in Fund
                                                                 Complex*                  Time Served      Complex* Overseen
                                                                                                                by Trustee
--------------------------------------------------- ----------------------------------- ------------------ ---------------------
--------------------------------------------------- ----------------------------------- ------------------ ---------------------
Ronald C. Tritschler***2                                         Trustee                 November 2002                14
2361 Old Hickory Lane
Lexington, KY 40515
Year of Birth:  1952
--------------------------------------------------- ----------------------------------- ------------------ ---------------------
--------------------------------------------------------------------------------------- ----------------------------------------
                      Principal Occupations During Past 5 Years                           Other Directorships Held by Trustee
--------------------------------------------------------------------------------------- ----------------------------------------
--------------------------------------------------------------------------------------- ----------------------------------------
Chief Executive Officer,  Director and legal counsel of The Webb Companies, a national                   None
real estate  company,  from 2001 to present;  Executive Vice President and Director of
The Webb  Companies  from 1990 to 2000;  Director,  The Lexington  Bank,  from 1998 to present;  Director, Vice President and legal counsel for The Traxx Companies, an owner and operator of convenience store, from 1989 to present.
--------------------------------------------------------------------------------------- ----------------------------------------
--------------------------------------------------- ----------------------------------- ------------------ ---------------------
                                                                                         Term of Office         Number of
              Name, Age and Address                   Position(s) Held with the Fund      and Length of     Portfolios in Fund
                                                                 Complex*                  Time Served      Complex* Overseen
                                                                                                                by Trustee
--------------------------------------------------- ----------------------------------- ------------------ ---------------------
--------------------------------------------------- ----------------------------------- ------------------ ---------------------
Thomas G. Napurano2                                   Treasurer and Chief Financial       Since October            N/A
2424 Harrodsburg Road                                            Officer                  2002 for the
Lexington, KY  40503                                                                        Trust and
Year of Birth:  1941                                                                    AmeriPrime Funds
--------------------------------------------------- ----------------------------------- ------------------ ---------------------
--------------------------------------------------------------------------------------- ----------------------------------------
                      Principal Occupations During Past 5 Years                           Other Directorships Held by Trustee
--------------------------------------------------------------------------------------- ----------------------------------------
--------------------------------------------------------------------------------------- ----------------------------------------
Chief Financial  Officer and Executive Vice President of Unified  Financial  Services,                    N/A
Inc.,  the parent  company of the Trust's  administrator  and  principal  underwriter;
member the board of directors of Unified Financial  Services,  Inc. from 1989 to March
2002.
--------------------------------------------------------------------------------------- ----------------------------------------

*As of December 31, 2001,  the terms "Fund  Complex" and  "AmeriPrime  Family of
Funds" refers to AmeriPrime Funds and AmeriPrime Advisors Trust.

**Mr. Ashburn is an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person" of the Trust because he is Chairman of Unified Financial Services, Inc., the parent of the principal underwriter for certain funds in the Fund Complex.

***Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the principal underwriter for certain funds in the Fund Complex.

The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

--------------------------------------------- ------------------------------------ ---------------- ------------------------------
           Name, Age and Address                Position(s) Held with the Fund     Length of Time   Number of Portfolios in Fund
                                                           Complex*                    Served       Complex* Overseen by Trustee
--------------------------------------------- ------------------------------------ ---------------- ------------------------------
--------------------------------------------- ------------------------------------ ---------------- ------------------------------
Gary E. Hippenstiel                                         Trustee                Trustee of the                14
600 Jefferson Street                                                                 Trust since
Suite 350                                                                            July 2002;
Houston, TX  77002                                                                   Trustee of
Year of Birth:  1947                                                                 AmeriPrime
                                                                                     Funds since
                                                                                        1995
--------------------------------------------- ------------------------------------ ---------------- ------------------------------
---------------------------------------------------------------------------------- -----------------------------------------------
                    Principal Occupations During Past 5 Years                           Other Directorships Held by Trustee
---------------------------------------------------------------------------------- -----------------------------------------------
---------------------------------------------------------------------------------- -----------------------------------------------
Director,  Vice  President and Chief  Investment  Officer of Legacy Trust Company                       None
since 1992.
---------------------------------------------------------------------------------- -----------------------------------------------
--------------------------------------------------- ------------------------------ --------------------- -------------------------
                                                                                        Length of          Number of Portfolios
              Name, Age and Address                       Position(s) Held             Time Served           in Fund Complex*
                                                       with the Fund Complex*                              Overseen by Trustee
--------------------------------------------------- ------------------------------ --------------------- -------------------------
--------------------------------------------------- ------------------------------ --------------------- -------------------------
Stephen A. Little2                                             Trustee               November 2002                 14
3647 Totem Lane
Indianapolis, IN 46208
Year of Birth:  1946
--------------------------------------------------- ------------------------------ --------------------- -------------------------
---------------------------------------------------------------------------------- -----------------------------------------------
                    Principal Occupations During Past 5 Years                           Other Directorships Held by Trustee
---------------------------------------------------------------------------------- -----------------------------------------------
---------------------------------------------------------------------------------- -----------------------------------------------
President and founder,  The Rose, Inc., a registered  investment  advisor,  since                       None
April 1993.
---------------------------------------------------------------------------------- -----------------------------------------------
--------------------------------------------------- ------------------------------ --------------------- -------------------------
                                                                                                         Number of Portfolios in
              Name, Age and Address                   Position(s) Held with the       Length of Time      Fund Complex* Overseen
                                                            Fund Complex*                 Served                by Trustee
--------------------------------------------------- ------------------------------ --------------------- -------------------------
--------------------------------------------------- ------------------------------ --------------------- -------------------------
Daniel Condon2                                                 Trustee               November 2002                14
2385 The Woods Lane
Lexington, KY 40502
Year of Birth:  1950
--------------------------------------------------- ------------------------------ --------------------- -------------------------
---------------------------------------------------------------------------------- -----------------------------------------------
                    Principal Occupations During Past 5 Years                           Other Directorships Held by Trustee
---------------------------------------------------------------------------------- -----------------------------------------------
---------------------------------------------------------------------------------- -----------------------------------------------
Vice President and General Manager,  International Crankshaft Inc., an automotive                       None
equipment  manufacturing  company,  1990 to present;  Trustee, The Unified Funds, from 1994 to 2002;  Trustee,  Star Select Funds, a REIT mutual fund, from 1997 to
2000.
---------------------------------------------------------------------------------- -----------------------------------------------

1 The term "fund  complex"  refers to the  AmeriPrime  Funds and the  AmeriPrime
Advisors Trust.

2 Elected to the Board on November 22, 2002

The Trus's audit committee  consists of Gary Hippenstiel,  Stephen Little,  and
Daniel Condon. The audit committee is responsible for overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers;
overseeing the quality and objectivity of the Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund's independent auditors and the full Board of Trustees. The audit committee was recently established and held no meetings during the year ended July 31, 2002.

     The following table provides information regarding shares of the Fund and other portfolios of the AmeriPrime Family of Funds owned by each Trustee as of December 31, 2001.

-------------------------------------- ---------------------------------------- --------------------------------------
                                                                                 Aggregate Dollar Range of Shares of
                                                                                  all Funds Overseen by the Trustee
                                                                                   Within the AmeriPrime Family of
               Trustee                       Dollar Range of Fund Shares                       Funds1
-------------------------------------- ---------------------------------------- --------------------------------------
-------------------------------------- ---------------------------------------- --------------------------------------
Timothy Ashburn                                         None                                 $1-$10,000
-------------------------------------- ---------------------------------------- --------------------------------------
-------------------------------------- ---------------------------------------- --------------------------------------
Daniel Condon                                           None                                 $1-$10,000
-------------------------------------- ---------------------------------------- --------------------------------------
-------------------------------------- ---------------------------------------- --------------------------------------
Gary E. Hippenstiel                                     None                                 $1-$10,000
-------------------------------------- ---------------------------------------- --------------------------------------
-------------------------------------- ---------------------------------------- --------------------------------------
Stephen Little                                          None                                 $1-$10,000
-------------------------------------- ---------------------------------------- --------------------------------------
-------------------------------------- ---------------------------------------- --------------------------------------
Ronald Tritschler                                       None                                 $1-$10,000
-------------------------------------- ---------------------------------------- --------------------------------------

1 As of December 31, 2001,  the terms "Fund Complex" and  "AmeriPrime  Family of
Funds" refers to AmeriPrime Funds and AmeriPrime Advisors Trust.

The compensation paid to the Trustees for the fiscal year ended July 31, 2002 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.


------------------------------------------------ ----------------------------------- ---------------------------------
                                                                                      Total Compensation from Trust
                                                                                      and AmeriPrime Advisors Trust
Name                                             Aggregate Compensation from Trust
------------------------------------------------ ----------------------------------- ---------------------------------
------------------------------------------------ ----------------------------------- ---------------------------------
Kenneth D. Trumpfheller1                                         $0                                 $0
------------------------------------------------ ----------------------------------- ---------------------------------
------------------------------------------------ ----------------------------------- ---------------------------------
Steve L. Cobb1                                                $18,729                            $18,729
------------------------------------------------ ----------------------------------- ---------------------------------
------------------------------------------------ ----------------------------------- ---------------------------------
Gary E. Hippenstiel                                           $19,875                            $19,875
------------------------------------------------ ----------------------------------- ---------------------------------
------------------------------------------------ ----------------------------------- ---------------------------------
Mark W. Muller1                                                $1,146                            $16,771
------------------------------------------------ ----------------------------------- ---------------------------------
------------------------------------------------ ----------------------------------- ---------------------------------
Richard J. Wright1                                             $1,146                            $16,771
------------------------------------------------ ----------------------------------- ---------------------------------
------------------------------------------------ ----------------------------------- ---------------------------------
Timothy Ashburn                                                  $0                                 $0
------------------------------------------------ ----------------------------------- ---------------------------------
------------------------------------------------ ----------------------------------- ---------------------------------
Daniel Condon2                                                   $0                                 $0
------------------------------------------------ ----------------------------------- ---------------------------------
------------------------------------------------ ----------------------------------- ---------------------------------
Stephen Little2                                                  $0                                 $0
------------------------------------------------ ----------------------------------- ---------------------------------
------------------------------------------------ ----------------------------------- ---------------------------------
Ronald Tritschler2                                               $0                                 $0
------------------------------------------------ ----------------------------------- ---------------------------------


1 No longer a Trustee of the Trust.

2 Elected to the Board on November 22, 2002.



PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Trustees, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions for the Fund, the Advisor uses its best efforts to ensure that the best available price and most favorable execution are obtained. In evaluating price and execution, the Advisor takes into account factors such as the applicable brokerage commission or dealer spread, execution capability, financial responsibility and responsiveness of the broker or dealer, and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best available price and most favorable execution, the Advisor may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.


     For the fiscal year ended July 31, 2002, the Fund paid brokerage commissions of $287,374. For the fiscal year ended July 31, 2001, the Fund (and the Predecessor Fund) paid brokerage commissions of $90,944. For the fiscal year ended July 31, 2000 , the Predecessor Fund paid total brokerage commissions of $61,104.


     The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

     Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement.

     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

     When the Fund and another of the Advisor's clients seek to purchase or sell the same security at or about the same time, the Advisor may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires, or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell, or as high a price for any particular portfolio security, if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts, the amount being purchased or sold and other factors deemed relevant by the Advisor.

     The Trust, the Advisor and the Funds' distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the 1940 Act. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.

DISTRIBUTION PLAN


     Shares of the Fund are subject to a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the "Distribution Plan"). As provided in the Distribution Plan, the Fund will pay an annual fee of 0.25% of the Fund's average daily net assets to reimburse the Fund's distributor, Polynous Securities, LLC (the "Distributor"), for expenses in distributing shares and promoting sales of the Fund. From this amount, the Distributor may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment counselors and broker-dealers as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Fund intends to operate the Distribution Plan in accordance with its terms and pursuant to the rules of the National Association of Securities Dealers, Inc. concerning sales charges. Pursuant to such rules, the Distributor is required to limit aggregate initial sales charges and asset-based sales charges to 6.25% of total gross sales of the Fund. For the fiscal year ended July 31, 2002, the Fund paid distribution fees of $15,937.


     The Distribution Plan will continue in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Trustees, including a majority vote of the independent Trustees, cast in person at a meeting called for the purpose of voting on such continuance. The Distribution Plan may be terminated at any time, without penalty, by vote of a majority of the independent Trustees or by vote of the holders of a majority of the outstanding shares of the Fund on not more than 60 days, nor less than 30 days written notice to any other party to the Distribution Plan. Any amendment increasing the maximum percentage payable under the Distribution Plan must be approved by a majority of the outstanding shares of the Fund, and all material amendments to the Distribution Plan or any related agreement must be approved by the Board of Trustees, including a majority of the independent Trustees. The Distribution Plan will automatically terminate in the event of its assignment. Pursuant to the Distribution Plan, the Board of Trustees will review at least quarterly a written report of the distribution expenses incurred on behalf of the Fund. The report will include an itemization of the distribution expenses and the purpose of such expenditures.

DETERMINATION OF SHARE PRICE

     The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

     Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.


ADDITIONAL TAX INFORMATION

     The Fund intends to qualify as a regulated investment company, or "RIC", under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification generally will relieve the Fund of liability for federal income taxes. If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the Fund's earnings and profits, and would be eligible for the dividends-received deduction for corporations.

     The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. As of July 31, 2002, the Fund had capital loss carryforwards of $5,705,312, of which $1,405,178 expires in 2007, $2,760,352 expires in 2008, and $1,539,782 expires in 2009.




INVESTMENT PERFORMANCE

     The Fund may periodically advertise "average annual total return." "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                           P(1+T)n=ERV

Where:
    P        =       a hypothetical $1,000 initial investment
    T        =       average annual total return
    n        =       number of years
    ERV      =       ending redeemable value at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.


     "Average annual total return after taxes on distributions," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:



                  P(1+T)n=ATVD

Where:
    P        =        a hypothetical $1,000 initial investment
    T        =        average annual total return (after taxes on distributions)
    n        =        number of years
    ATVD              ending  value  at the end of the  applicable  period
                      of the hypothetical $1,000 investment made at the beginning of the applicable period, after taxes on fund distributions but not after taxes on redemption.

The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.



     "Average annual total return after taxes on distributions and redemption," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:



                  P(1+T)n=ATVDR

Where:
    P        =        a hypothetical $1,000 initial investment
    T        =        average annual total return (after taxes on distributions
                      and redemption)
    n        =        number of years
    ATVDR             ending value at the end of the applicable period of the
                      hypothetical $1,000 investment made at the beginning of the applicable period, after taxes on fund distributions and redemption.



The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.


     The Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. These non-standardized quotations do not include the effect of the applicable sales load which, if included, would reduce the quoted performance. A non-standardized quotation of total return will always be accompanied by the Fund's average annual total returnbefore taxes.

The following table provides information regarding the Polynous Growth Fund's performance (for the period ended July 31, 2002).


----------------------------------------------------------------------------------------------------------------------
                                                POLYNOUS GROWTH FUND
----------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------- -------------------------- --------------------------
                                                                          1 Year                Since Inception1
---------------------------------------------------------------- -------------------------- --------------------------
---------------------------------------------------------------- -------------------------- --------------------------
Average Annual Total Return                                               -43.83%                    -9.00%
---------------------------------------------------------------- -------------------------- --------------------------
---------------------------------------------------------------- -------------------------- --------------------------
Average Annual Total Return After Taxes on Distributions
                                                                          -43.83%                    -9.71%
---------------------------------------------------------------- -------------------------- --------------------------
---------------------------------------------------------------- -------------------------- --------------------------
Average Annual Total Return After Taxes on Distributions and
Redemptions                                                               -30.24%                    -5.22%
---------------------------------------------------------------- -------------------------- --------------------------

1  August 12, 1996 is the inception date of the Predecessor Fund




     The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of that Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

     From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. These may include the S&P 500 Stock Index, the NASDAQ Composite Index or the Dow Jones Industrial Average.

     In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

     US Bank, N.A, 425 Walnut Street M.L 6118, Cincinnati, Ohio 45202, is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

FUND SERVICES

     Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent. A Trustee and officer of the Trust is a director of Unified, and the other officer of the Trust is an officer of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee of $1.20 per shareholder (subject to a minimum monthly fee of $900 per Fund) for these transfer agency services. For the period from March 30, 2001 to July 31, 2001 and the year ended July 31, 2002, Unified received $9,758 and $24,465 respectively, from the Fund for these transfer agent services.

     In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee equal to 0.0275% of the Fund's assets up to $100 million, 0.0250% of the Fund's assets from $100 million to $300 million, and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million). For the period from March 30, 2001 to July 31, 2001 and the year ended July 31, 2002, Unified received $5,078 and $19,699 respectively, from the Fund for these accounting services.

     Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.075% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the period from March 30, 2001 to July 31, 2001 and the year ended July 31, 2002, Unified received $10,000 and $30,000 respectively from the Fund for these administrative services.

ACCOUNTANTS

     The firm of McCurdy & Associates CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Fund for the fiscal year ending July 31, 2003. McCurdy & Associates performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

     Polynous Securities, LLC, One PineStreet, Suite 2208, San Francisco, California 94111 serves as the Fund's distributor (the Distributor). The Distributor is considered an affiliated company, as defined in the Investment Company Act of 1940, as amended, of the Advisor because both are deemed to be under the common control of Kevin Wenck due to his ownership interest in each company. The Distributor serves the limited purpose of facilitating the registration of shares of the Fund under state securities laws and assisting in the sale of shares. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. For the fiscal year ended July 31, 2000, 2001, and 2002 the Fund paid commissions of $[ ], $[ ], and $[ ] respectively, of which the Distributor retained $[ ], $[ ], and $[ ].

FINANCIAL STATEMENTS

     The financial statements and independent auditors' report required to be included in this Statement of Additional Information are incorporated herein by reference to the Fund's annual report to shareholders for the fiscal year ended July 31, 2002. The Fund will provide the annual report without charge at written request or by calling the Fund at (800) 528-8069.







PART C:  OTHER INFORMATION

Item 23.  Exhibits

(a) Articles of Incorporation. Registrant's Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Registration Statement, is hereby incorporated by reference.

     (i) Amendment No. 1 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

     (ii) Amendment No. 2 to Registrant's Declaration of Trust which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

     (iii) Amendments No. 3-5 to Registrant's Declaration of Trust, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, are hereby incorporated by reference.

     (iv) Amendment No. 6 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22, is hereby incorporated by reference.

     (v) Amendment No. 7 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22, is hereby incorporated by reference.

     (vi) Amendment No. 8 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22, is hereby incorporated by reference.

     (vii) Amendment No. 9 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22, is hereby incorporated by reference.

     (viii) Amendment No. 10 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22, is hereby incorporated by reference.

     (ix) Amendment No. 11 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

     (x) Amendment No. 12 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

     (xi) Amendment No. 13 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

     (xii) Amendment No. 14 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 24, is hereby incorporated by reference.

     (xiii) Amendment No. 15 and 16 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 25, are hereby incorporated by reference.

(b)  By-laws.   Registrant's  By-laws,   which  were  filed  as  an  Exhibit  to
Registrant's Registration Statement, are hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holders. None (other than in the Declaration of Trust and By-laws of the Registrant).

(d) Investment Advisory Contracts.

     (i) Registrant's Management Agreement with StoneRidge Investment Partners, LLC for the StoneRidge Equity Fund, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

     (ii) Registran's Management Agreement with StoneRidge Investment Partners, LLC for the StoneRidge Small Cap Growth Fund (formerly the StoneRidge Small Cap Equity Fund), which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

     (iii) Registrant's Management Agreement with StoneRidge Investment Partners, LLC for the StoneRidge Bond Fund, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

     (iv) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Opportunity Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

     (v) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

     (vi) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Large Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

     (vii) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Fixed Income Fund, which was filed as an Exhibit to
Registrant's   Post-Effective   Amendment  No.  3,  is  hereby  incorporated  by
reference.

     (viii) Advisory Agreement for the Monteagle Opportunity Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

     (ix) Advisory Agreement for the Monteagle Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.


     (x) Advisory Agreement for the Monteagle Large Cap Fund and the Monteagle Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 35, is hereby incorporated by reference.

     (xi) Registrant's Management Agreement with Cloud, Neff & Associates, Inc. for the Cloud, Neff Capital Appreciation Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

     (xii) Registrant's Management Agreement with Paragon Capital Management, Inc. for the Paragon Dynamic Fortress Fund (formerly the Paragon Uncorrelated Return Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 35, is hereby incorporated by reference.

     (xiii) Registrant's Management Agreement with Riccardi Group LLC for the Master High Yield Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.


     (xiv) Registrant's Management Agreement with Polynous Capital Management, Inc. for the Polynous Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22, is hereby incorporated by reference.

     (xv) Registrant's Management Agreement with Iron Financial Management, Inc. for the Iron Market Opportunity Fund, which was filed as an Exhibit to
Registrant's   Post-Effective  Amendment  No.  23,  is  hereby  incorporated  by reference.

     (xvi) Registrant's Management Agreement with Sheer Asset Management, Inc. for the Bull Moose Growth Fund (formerly the Thematic Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

     (xvii) Registrant's Management Agreement with Bates Total Asset Management, Inc. for the RiverGuide Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 24, is hereby incorporated by reference.

     (xviii) Registrant's Management Agreement with Paragon Capital Management, Inc. for the Paragon Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 33, is hereby incorporated by reference.

     (xix) Registrant's Management Agreement with Warren Asset Management, LLC, for the DG Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 33, is hereby incorporated by reference.

     (xx) Registrant's Management Agreement with Wertz York Capital Management Group, LLC for the Institutional Short-Term Government Bond Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 32, is hereby incorporated by reference.

(e) Underwriting Contracts.

     (i) Registrant's Underwriting Agreement with Unified Financial Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.

     (ii) Registrant's Underwriting Agreement with Polynous Securities, LLC, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22, is hereby incorporated by reference.

     (iii) Registrant's form of Dealer Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.

     (iv)  Registrant's  Exhibit  A  to  Underwriting   Agreement  with  Unified
Financial Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

(f) Bonus or Profit Sharing Contracts. None.

(g) Custodian Agreements.

     (i) Registrant's Custodian Agreement with U.S. Bank, N.A., which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

     (ii) Registrant's Appendix B to Custodian Agreement with U.S. Bank, N.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

     (iii) Registrant's Custodian Agreement with The Huntington National Bank, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 27, is hereby incorporated by reference.

(h) Other Material Contracts. None.

(i) Legal Opinion.

     (i)  Opinion  of  Thompson  Hine  LLP,  which was  filed as an  Exhibit  to
Registrant's   Post-Effective  Amendment  No.  28,  is  hereby  incorporated  by reference.

     (ii) Consent of Thompson Hine LLP is filed herewith.

(j) Other Opinions.

     (i) Consent of McCurdy & Associates CPA's, Inc. is filed herewith.

     (ii) Consent of Deloitte & Touche LLP with respect to the Interstate Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 25, is hereby incorporated by reference.

(k) Omitted Financial Statements. None.

(l) Initial Capital Agreements. Letter of Initial Stockholder, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(m) Rule 12b-1 Plan.

     (i) Registrant's Rule 12b-1 Distribution Plan for the Master High Yield Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.

     (ii) Registrant's Rule 12b-1 Distribution Plan for the Polynous Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22, is hereby incorporated by reference.

     (iii) Registrant's Rule 12b-1 Distribution Plan for the Iron Market Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 21, is hereby incorporated by reference.

     (iv) Registrant's Rule 12b-1 Distribution Plan for the Bull Moose Growth Fund (formerly the Thematic Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 21, is hereby incorporated by reference.


(n) Rule 18f-3 Plan. Multiple Class Plan for the Master High Yield Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.

(o) Reserved.

(p) Codes of Ethics.

(i) Code of Ethics of Registrant, its advisers and Unified Financial Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22, is hereby incorporated by reference.

(ii) Amended Schedule A to the Code of Ethics,  which was filed as an Exhibit to
Registrant's   Post-Effective  Amendment  No.  33,  is  hereby  incorporated  by reference.

(q) Powers of Attorney.


     (i) Power of Attorney for Registrant and Certificate with respect thereto, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 35, are hereby incorporated by reference.

     (ii) Power of Attorney for Gary Hippenstiel, a Trustee of the Trust, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 35, is hereby incorporated by reference.

     (iii) Powers of Attorney for Timothy Ashburn, President and a Trustee of the Trust, Thomas Napurano, Treasurer of the Trust, and Stephen Little, a Trustee of the Trust, are filed herewith.


Item 24. Persons Controlled by or Under Common Control with the Funds

     As of March 4, 2002, First Farmers and Merchant National Bank, Trustee, owned 100% of the Monteagle Large Cap Fund, the Monteagle Value Fund, the Monteagle Fixed Income Fund and the Monteagle Opportunity Growth Fund. As a result, the Monteagle Funds may be deemed to be under common control.

     As of March 4, 2002, Sheet Metal Workers Annuity Fund owned 71.62% of the StoneRidge Equity Fund and 98.98% of the StoneRidge Bond Fund. As a result, the StoneRidge Equity Fund and the StoneRidge Bond Fund may be deemed to be under common control.

     As of March 5, 2002, Paragon Capital Management, Inc. ("Paragon") may be deemed to beneficially own 64.89% of the Paragon Dynamic Fortress Fund. David and Catherine Young own 100% of Paragon and, therefore, may be deemed to control Paragon and to indirectly control the Paragon Dynamic Fortress Fund. As a result, Paragon and the Paragon Dynamic Fortress Fund may be deemed to be under common control.

Item 25. Indemnification

(a)  Article  VI  of  the   Registrant's   Declaration  of  Trust  provides  for
indemnification of officers and Trustees as follows:

Section 6.4 Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Section 6.5 Advances of Expenses. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c) Pursuant to the Underwriting Agreement with Unified Financial Securities, Inc., the Trust shall indemnify Underwriter and each of Underwriter's Employees (hereinafter referred to as a "Covered Person") against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while serving as the underwriter for the Trust or as one of Underwriter's Employees, or thereafter, by reason of being or having been the underwriter for the Trust or one of Underwriter's Employees, including, but not limited to, liabilities arising due to any misrepresentation or misstatement in the Trust's prospectus, other regulatory filings, and amendments thereto, or in other documents originating from the Trust. In no case shall a Covered Person be indemnified against any liability to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of such Covered Person.

(d) Pursuant to the Underwriting Agreement with Polynous Securities, LLC ("Polynous Securities"), the Trust has agreed to indemnify and hold harmless
Polynous Securities against any and all liability, loss, damages, costs or expenses (including reasonable counsel fees) which Polynous Securities may incur or be required to pay, in connection with any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which Polynous Securities may be involved as a party or otherwise or with which Polynous Securities may be threatened, by reason of the offer or sale of the shares of the Polynous Fund by persons other than Polynous Securities or its representatives, prior to the execution of the Agreement. If a claim is made against Polynous Securities as to which Polynous Securities may seek indemnity, Polynous Securities must notify the Trust promptly of any written assertion of such claim threatening to institute an action or proceeding with respect thereto and must notify the Trust promptly of any action commenced against Polynous Securities within 10 days time after Polynous Securities has been served with a summons or other legal process, giving information as to the nature and basis of the claim. Failure so to notify the Trust does not, however, relieve the Trust from any liability which it may have on account of the indemnity under the Agreement if the Trust has not been prejudiced in any material respect by such failure. The Trust has the sole right to control the settlement of any such action, suit or proceeding subject to Polynous Securities' approval, which shall not be unreasonably withheld. Polynous Securities has the right to participate in the defense of any action or proceeding and to retain its own counsel, and the reasonable fees and expenses of such counsel will be borne by the Trust (which shall pay such fees, costs and expenses at least quarterly) if: (i) Polynous Securities has received a written opinion of counsel, on which the Trust is expressly permitted to rely, stating that the use of counsel chosen by the Trust to represent Polynous Securities would present such counsel with a conflict of interest; (ii) the defendants in, or targets of, any such action or proceeding include both Polynous Securities and the Trust, and legal counsel to Polynous Securities must reasonably conclude in a written legal opinion, on which the Trust is expressly permitted to rely, that there are legal defenses available to it which are different from or additional to those available to the Trust or which may be adverse to or inconsistent with defenses available to the Trust (in which case the Trust shall not have the right to direct the defense of such action on behalf of Polynous Securities); or (iii) the Trust shall authorize Polynous Securities to employ separate counsel at the expense of the Trust. Notwithstanding anything to the contrary, it is understood that the Trust shall not, in connection with any action, suit or proceeding, be liable under the Agreement for the fees and expenses of more than one legal counsel.

(e) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

(a) StoneRidge Investment Partners, LLC ("StoneRidge"), 7 Great Valley Parkway, Suite 290, Malvern, PA 19355, adviser to the StoneRidge Equity Fund, StoneRidge Small Cap Growth Fund and StoneRidge Bond Fund, is a registered investment adviser.

     (i) StoneRidge has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and member of StoneRidge is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-56755).

(b) Nashville Capital Corporation ("NCC"), 209 10th Avenue South, Suite 332, Nashville, TN 37203, investment manager to the Monteagle Opportunity Growth Fund, Monteagle Value Fund, Monteagle Large Cap Fund and Monteagle Fixed Income Fund, is a registered investment adviser.

     (i) NCC has engaged in investment banking and general management consulting in the health care industry since 1992 and has engaged in market investment advising to institutional investors since 1993.

     (ii) Information with respect to each officer and member of NCC is incorporated by reference to the Form ADV filed by it under the Investment Advisors Act (File No. 801-32593).

(c) Robinson Investment Group, Inc. ("Robinson"), 5301 Virginia Way, Suite 150, Brentwood, Tennessee 37027, adviser to the Monteagle Value Fund is a registered investment adviser.

     (i) Robinson has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and director of Robinson is incorporated by reference to the Form ADV filed by it under the Investment Advisors Act (File No. 801-51450)

(d) Howe and Rusling, Inc. ("Howe and Rusling"), 120 East Avenue, Rochester, New York 14604, adviser to Monteagle Large Cap Fund and Monteagle Fixed Income Fund is a registered investment adviser.

     (i) Howe and Rusling has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and director of Howe and Rusling is incorporated by reference to the Form ADV filed by it under the Investment Advisors Act (File No. 801-294).

(e)  T.H.  Fitzgerald,   Jr.  ("Fitzgerald"),   180  Church  Street,  Naugatuck,
Connecticut 06770, adviser for the Monteagle Opportunity Growth Fund, is a registered investment adviser.

     (i) Fitzgerald has engaged in no other business during the past two fiscal years.

     (ii)   Information   with  respect  to  each  principal  of  Fitzgerald  is
incorporated by reference to the Form ADV filed by it under the Investment Advisors Act (File No. 801-12196).

(f) Cloud, Neff & Associates, Inc. ("Cloud, Neff"), 606 Park Tower, 5314 South Yale, Tulsa, Oklahoma 74135, adviser to the Cloud, Neff Capital Appreciation Fund, is a registered investment adviser.

     (i) Cloud, Neff has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and director of Cloud, Neff is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-43639).

(g) Paragon Capital Management, Inc. ("Paragon"), 3651 N. 100 E., Suite 275, Provo, Utah 84604, adviser to the Paragon Dynamic Fortress Fund and the Paragon Fund, is a registered investment adviser.

     (i) Paragon has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and director of Paragon is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-45326).

(h) Riccardi Group LLC ("Riccardi"), 340 Sunset Dr., Ft. Lauderdale, Florida 33301, adviser to the Master High Yield Income Fund, is a registered investment adviser.

     (i) Riccardi has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and member of Paragon is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-56024).

(i) Polynous Capital Management, Inc. ("Polynous"), 345 California Street, Suite 1220, San Francisco, CA 94104, adviser to the Polynous Growth Fund, is a registered investment adviser.

     (i) Polynous has engaged in no other business during the past two fiscal years.

     (ii) Kevin L. Wencj is the sole officer and director of Polynous.

(j) Iron Financial Management, Inc. ("Iron"), One Northfield Plaza, Suite 111, Northfield, Illinois 60093, adviser to the Iron Market Opportunity Fund, is a registered investment adviser.

     (i) Iron has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and director of Iron is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (801-46417).

(k) The Roosevelt Investment Group ("Roosevelt"), 444 Madison Avenue, New York, New York 10022, adviser to the Bull Moose Growth Fund, is a registered investment adviser.

     (i) Roosevelt has engaged in no other business during the past two years.

     (ii) Information with respect to each officer and director of Roosevelt is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (801-38824).

(l)  Bates  Total  Asset  Management,  Inc.  ("Bates"),  401  Junction  Highway,
Kerrville, Texas 78028, adviser to the RiverGuide Fund, is a registered investment adviser.

     (i) Bates and its officers have engaged in various business activities of a substantial nature during the past two years. Information regarding such activities is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (801-60379).

     (ii) Information with respect to each officer and director of Bates is incorporated by reference to the Form ADV.


(m) Warren Asset Management, LLC ("Warren"), 805 Kingwood Court, Highland Village, Texas 75077, adviser to the DG Growth Fund and the DG Opportunity Fund, is registered as an investment adviser.

     (i) Warren has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and member of Warren is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (801-60700).

(n) Wertz York Capital Management Group, LLC ("W&Y"), 3550 Buschwood Park Drive, Suite 135, Tampa, Florida 33618, adviser to the Institutional Short-Term Government Bond Fund, is a registered investment adviser.

     (i) W&Y has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and director of W&Y is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (801-60690).

Item 27. Principal Underwriters

Unified Financial Securities, Inc.:

(a) Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, is the Registrant's principal underwriter (the "Underwriter") for each series of the Trust other than the Polynous Growth Fund. Kenneth D. Trumpfheller may be deemed to be an affiliate of the Underwriter because he is a registered principal of the Underwriter and because of his stock ownership of the corporate parent of the Underwriter. Mr. Trumpfheller is the President and a Trustee of the Registrant. Unified Financial Securities, Inc. is also the underwriter for the AmeriPrime Funds, ATC Funds, Julius Baer Investment Funds, Lindbergh Funds, Metric Wisdom Funds, Milestone Funds, Rockland Fund Trust, Runkel Funds, Securities Management & Timing Fund, the Sparrow Funds and TANAKA Funds.

(b) Information with respect to each director and officer of Unified Financial Securities, Inc. is incorporated by reference to Schedule A of Form BD filed by it under the Securities Exchange Act of 1934 (File No. 8-23508).

(c) Not applicable.

Polynous Securities, LLC:

(a) Polynous Securities, LLC is the principal underwriter of the Polynous Growth Fund ("Polynous Securities"). Kevin L. Wenck is an affiliate of Polynous Securities because he owns a majority interest in the company. Mr. Wenck is also the controlling shareholder of Polynous Capital Management, Inc., adviser to the Polynous Growth Fund. Polynous Securities currently acts as principal underwriter to no other registered investment companies.

(b) Information with respect to each member and officer of Polynous Securities is incorporated by reference to Schedule A of Form BD filed by it under the Securities Exchange Act of 1934 (File No. 8-50805).

(c) Not applicable.

Item 28. Location of Accounts and Records

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder will be maintained by: the Registrant at 1725 East Southlake Blvd., Southlake, Texas 76092; and/or by the Registrant's custodians, U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202 and The Huntington National Bank, 41 South High Street, Columbus, Ohio 43215; and/or by the Registrant's transfer agent, Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204.

Item 29. Management Services Not Discussed in Parts A or B

None.

Item 30. Undertakings

None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio on the 27th day of November, 2002.

                                                     AmeriPrime Advisors Trust



                                                     By: /S/
                                                     Donald S. Mendelsohn
                                                     Attorney-in Fact

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



Gary E. Hippenstiel,* Trustee                        *By: /S/
                                                     Donald S. Mendelsohn,
Stephen A. Little, * Trustee                         Attorney-in-Fact

Timothy L. Ashburn, * President                      November 27, 2002
and Trustee

Thomas G. Napurano* Treasurer
and Chief Financial Officer

______________________________
Daniel Condon

______________________________
Ronald C. Tritschler

                                  EXHIBIT INDEX

1.  Consent of Thompson Hine LLP...................................EX-99.23.i.ii
2.  Consent of McCurdy & Associates CPA's, Inc......................EX-99.23.j.i
3.  Powers of Attorney............................................EX-99.23.q.iii